Leases (Details) - Schedule of lease offices under various operating lease agreements $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Lease Offices Under Various Operating Lease Agreements Abstract
2022	$ 1,821
2023	348
2024	30
Total	$ 2,199